Right of Use Assets and Lease Liabilities - Disclosure of information about right-of-use assets (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Right of Use Assets, beginning of year	$ 355,178	$ 620,191
Additions	0	0
Depreciation	(233,500)	(265,013)	$ (251,787)
Transfer to Deposit	(5,000)	0
Right of Use Assets, end of year	$ 116,678	$ 355,178	$ 620,191